United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas May 4, 2012
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Htwy CLA 100 s COM              084099175      250      200 SH       Sole                      200
3M Company                     COM              88579y101     1592    17769 SH       Sole                    17769
AT&T Inc.                      COM              00206r102      504    14130 SH       Sole                    14130
American Express Co            COM              025816109     1906    32750 SH       Sole                    32750
Amgen Inc                      COM              031162100     1419    19465 SH       Sole                    19465
Anadarko Pete Corp             COM              032511107      371     5600 SH       Sole                     5600
Apple Computer Inc             COM              037833100     2127     3642 SH       Sole                     3642
Bristol Myers Squibb           COM              110122108      393    10925 SH       Sole                    10925
CSX Corp                       COM              126408103     1846    82580 SH       Sole                    82580
Cisco Systems Inc              COM              17275r102     1431    83366 SH       Sole                    83366
Coca Cola Co                   COM              191216100     1114    14250 SH       Sole                    14250
Corning Inc                    COM              219350105     1237    95691 SH       Sole                    95691
EMC Corp.                      COM              268648102     2363    92193 SH       Sole                    92193
Expeditors Intl Wash           COM              302130109     1571    40535 SH       Sole                    40535
Express Scripts                COM              30219g108     1794    32125 SH       Sole                    32125
Exxon Mobil Corp               COM              302290101     3063    35795 SH       Sole                    35795
Fluor Corp                     COM              343412102     1840    37300 SH       Sole                    37300
General Electric Co.           COM              369604103     1943    93252 SH       Sole                    93252
International Business Machine COM              459200101     4044    20675 SH       Sole                    20675
Lowes Cos Inc                  COM              548661107     1824    64124 SH       Sole                    64124
Microsoft Corp                 COM              594918104     1612    52682 SH       Sole                    52682
Monsanto Co                    COM              61166w101     1460    17642 SH       Sole                    17642
National Oilwell Varco         COM              637071101     1721    26700 SH       Sole                    26700
Oceaneering Intl               COM              675232102      383     8000 SH       Sole                     8000
Oracle Corp                    COM              68389X105     2064    69509 SH       Sole                    69509
Pepsico Inc                    COM              713448108     1461    20683 SH       Sole                    20683
Pfizer Inc                     COM              717081103      991    43107 SH       Sole                    43107
Pitney Bowes Inc               COM              724479100      210    14000 SH       Sole                    14000
QualComm Inc                   COM              747525103     1618    29050 SH       Sole                    29050
Schlumberger Ltd               COM              806857108     1742    26830 SH       Sole                    26830
Scotts Companies               COM              810186106     1328    32300 SH       Sole                    32300
Southwestern Energy            COM              845467109     1413    44255 SH       Sole                    44255
Staples Inc                    COM              855030102     1453   111340 SH       Sole                   111340
Stryker Corp                   COM              863667101     1281    23250 SH       Sole                    23250
Tellabs Inc                    COM              879664100       67    20000 SH       Sole                    20000
United Parcel Service          COM              911312106     1296    16450 SH       Sole                    16450
United Technologies            COM              913017109     2441    32314 SH       Sole                    32314
Visa Inc.                      COM              92826c839     2263    18305 SH       Sole                    18305
Wal Mart Stores Inc            COM              931142103     4057    58197 SH       Sole                    58197
Wal-Mart de Mexico Non-Par Ord COM              p98180105       39    15032 SH       Sole                    15032
Wells Fargo & Co New           COM              949746101     1572    46999 SH       Sole                    46999
Western Union Company          COM              959802109     1479    87825 SH       Sole                    87825
Windstream Corp                COM              9738w1041      123    12714 SH       Sole                    12714
Zimmer Holdings, Inc.          COM              98956p102     1431    22235 SH       Sole                    22235
ISHARES TR S&P 100 IDX FD      IDX              464287101     5345    85568 SH       Sole                    85568
Schwab Strategic TR US Sml Cap IDX              808524607     4917   138187 SH       Sole                   138187
VANGUARD INDEX FDS MID CAP ETF IDX              922908629     3119    40408 SH       Sole                    40408
Vanguard Emerging Mkts         IDX              922042858      272     6805 SH       Sole                     6805
iShares Russell 2000 Growth In IDX              464287648      432     4725 SH       Sole                     4725
iShares S & P 500              IDX              464287200      751     5489 SH       Sole                     5489
ishares Russell 1000 Growth In IDX              464287614     6899   109103 SH       Sole                   109103
ishares Russell Mid Cap Growth IDX              464287481      413     6980 SH       Sole                     6980
ishares S&P 1500               IDX              464287150      326     5275 SH       Sole                     5275

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 55

Form 13F Information Tablle Value Total: $94,872
List of Other Included Managers:
No.		13F File Number		Name

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